Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investment with a maturity at the date of purchase of three months or less to be cash equivalents.